FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	18
Sales, liabilities	(18)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	254	SFr 100
Transfers in, liabilities	0	15
Transfers out, liabilities	(39)	(20)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	126	0
Settlements, liabilities	(14)	(28)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0	(9)
Balance at end of period, liabilities	327	58
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,615	6,417
Transfers in, liabilities	775	971
Transfers out, liabilities	(501)	(1,039)
Purchases, liabilities	27	37
Sales, liabilities	(28)	(18)
Issuances, liabilities	838	588
Settlements, liabilities	(1,443)	(2,054)
Gain (loss) on transfers in/out included in trading revenues, liabilities	71	27
Gain (loss) on all other activity included in trading revenues, liabilities	459	(175)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(2)
Gain (loss) on all other activity included in other revenues, liabilities	(37)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(43)	(340)
Balance at end of period, liabilities	4,733	4,413
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	578	1,202
Transfers in, liabilities	15	27
Transfers out, liabilities	(24)	(233)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	82	95
Settlements, liabilities	(93)	(142)
Gain (loss) on transfers in/out included in trading revenues, liabilities	13	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(22)	17
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(6)	(67)
Balance at end of period, liabilities	543	897
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	329	560
Transfers in, liabilities	4	2
Transfers out, liabilities	(1)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	8	3
Settlements, liabilities	(49)	(43)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	0
Gain (loss) on all other activity included in trading revenues, liabilities	148	(210)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(4)	(27)
Balance at end of period, liabilities	436	285
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,757	2,760
Transfers in, liabilities	620	766
Transfers out, liabilities	(286)	(332)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	364	164
Settlements, liabilities	(964)	(1,567)
Gain (loss) on transfers in/out included in trading revenues, liabilities	26	(13)
Gain (loss) on all other activity included in trading revenues, liabilities	411	(188)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(2)
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(24)	(131)
Balance at end of period, liabilities	1,904	1,457
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,347	1,466
Transfers in, liabilities	132	44
Transfers out, liabilities	(183)	(468)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	248	129
Settlements, liabilities	(198)	(190)
Gain (loss) on transfers in/out included in trading revenues, liabilities	28	43
Gain (loss) on all other activity included in trading revenues, liabilities	(141)	214
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3	(87)
Balance at end of period, liabilities	1,236	1,151
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	72	95
Transfers in, liabilities	20	49
Transfers out, liabilities	(8)	(10)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	117	175
Settlements, liabilities	(100)	(90)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	11	7
Gain (loss) on transfers in/out included in other revenues, liabilities	(3)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(1)	(8)
Balance at end of period, liabilities	108	218
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,123	14,608
Transfers in, liabilities	1,285	1,189
Transfers out, liabilities	(962)	(2,724)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,539	4,926
Settlements, liabilities	(4,242)	(3,108)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(94)	6
Gain (loss) on all other activity included in trading revenues, liabilities	322	(185)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(229)
Foreign currency translation impact, liabilities	(208)	(865)
Balance at end of period, liabilities	12,534	13,847
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,924	10,267
Transfers in, liabilities	956	454
Transfers out, liabilities	(947)	(1,901)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,353	3,688
Settlements, liabilities	(658)	(2,209)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(95)	8
Gain (loss) on all other activity included in trading revenues, liabilities	157	(125)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(229)
Foreign currency translation impact, liabilities	(172)	(619)
Balance at end of period, liabilities	11,289	9,563
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,197	2,952
Transfers in, liabilities	0	626
Transfers out, liabilities	0	(655)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	25	552
Settlements, liabilities	(3,217)	(470)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	25	(52)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(22)	(165)
Balance at end of period, liabilities	8	2,786
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,483	3,358
Transfers in, liabilities	140	45
Transfers out, liabilities	(116)	(1,128)
Purchases, liabilities	114	104
Sales, liabilities	(43)	(72)
Issuances, liabilities	2	0
Settlements, liabilities	(548)	(177)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(54)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(68)	(83)
Gain (loss) on transfers in/out included in other revenues, liabilities	(1)	7
Gain (loss) on all other activity included in other revenues, liabilities	(51)	210
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(25)	(200)
Balance at end of period, liabilities	1,833	2,064
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	454	616
Transfers in, liabilities	27	4
Transfers out, liabilities	(76)	(4)
Purchases, liabilities	105	91
Sales, liabilities	(3)	(46)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	2
Gain (loss) on all other activity included in trading revenues, liabilities	7	(115)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(9)	(34)
Balance at end of period, liabilities	505	514
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	21,547	24,578
Transfers in, liabilities	2,220	2,269
Transfers out, liabilities	(1,626)	(4,921)
Purchases, liabilities	159	141
Sales, liabilities	(89)	(90)
Issuances, liabilities	3,622	5,689
Settlements, liabilities	(6,347)	(5,457)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(77)	33
Gain (loss) on all other activity included in trading revenues, liabilities	724	(436)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	5
Gain (loss) on all other activity included in other revenues, liabilities	(88)	211
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(229)
Foreign currency translation impact, liabilities	(277)	(1,422)
Balance at end of period, liabilities	SFr 19,535	SFr 20,600